Valuation and Qualifying Accounts (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Description of Charged to or from Other Accounts
Charged to/from Other Accounts	$ (8)	$ 83	$ (328)
Property plant and equipment expenditures [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts			(178)
Goodwill [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts			(90)
Inventory [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts			(61)
Investments [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts			(5)
Other Liabilities [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts	(7)
Accounts Receivable [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts			2
Accrued salaries, wages and benefits [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts		8
Accrued expenses [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts	(1)	(3)	4
Impact of ASU No. 2009-17 [Member]
Description of Charged to or from Other Accounts
Charged to/from Other Accounts		$ 78